Accounts payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Accounts Payable
Accounts payable as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018

Trade accounts payable	$302,414	$445,299
Taxes no related to rent (1)	210,330	203,915
Social Charges (2)	327	2,000
Other payables (3)	17,544	13,058

Total	$530,615	$664,272

Trade accounts payable	2,112	4,276
Social Charges (2)	2,190	2,851
Other payables (3)	7,629	—

Total	$11,931	$7,127

(1)
The variation corresponds to taxes and fees charged to passengers that will be paid to the government authority such as airport taxes, departure and entry taxes to countries, etc. In addition to VAT and VAT withholding payable.

(2)	Represent payroll taxes and contributions based on salaries and compensation paid to employees of the Group in the various jurisdictions in which it operates.
(3)	The other accounts payable mainly include provisions for travel expenses, provisions for fees and accrued interest. As well as projects related to aircraft that are in the long term.